FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash	$ 374	$ 522
Cash equivalents	398	214
Financial liabilities	13,758	18,907
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	1	0
Derivative financial liabilities	42	28
Hedges of net investment in foreign operations | Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (loss) on hedging instrument, fair value hedges	(19)	90	$ 62
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	54	208
Derivative financial liabilities	6	42
Cash flow hedges | Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (loss) on hedging instrument, fair value hedges	$ 22	$ 229	$ 70